Investments Investments - Distribution of Commercial Mortgage and Middle Market Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commercial mortgage loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 211.5	$ 163.6
Middle market loans
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 65.4	$ 112.1
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Apartment
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 101.6	$ 80.7
Concentration risk percentage	48.10%	49.30%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Hotel
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 68.8	$ 20.4
Concentration risk percentage	32.50%	12.50%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Office building
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 33.9	$ 33.9
Concentration risk percentage	16.00%	20.70%
Investment, Net Carrying Value | Commercial mortgage loans | Product Concentration Risk | Other commercial
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 7.2	$ 28.6
Concentration risk percentage	3.40%	17.50%
Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Materials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 20.9	$ 28.0
Concentration risk percentage	32.00%	24.90%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Financials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 6.1	$ 27.1
Concentration risk percentage	9.30%	24.20%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Industrials
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 18.7	$ 17.3
Concentration risk percentage	28.50%	15.50%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer discretionary
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.3	$ 13.7
Concentration risk percentage	6.60%	12.20%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Health care
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 0.0	$ 7.5
Concentration risk percentage	0.00%	6.70%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Energy
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 5.6	$ 7.3
Concentration risk percentage	8.60%	6.50%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Consumer staples
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.9	$ 6.4
Concentration risk percentage	7.50%	5.70%
Investment, Net Carrying Value | Middle market loans | Product Concentration Risk | Information technology
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 4.9	$ 4.8
Concentration risk percentage	7.50%	4.30%
Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Concentration risk percentage	100.00%	100.00%
U.S. | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 183.7	$ 122.7
Concentration risk percentage	86.90%	75.00%
U.S. | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 56.2	$ 91.8
Concentration risk percentage	85.90%	81.90%
International | Investment, Net Carrying Value | Commercial mortgage loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 27.8	$ 40.9
Concentration risk percentage	13.10%	25.00%
International | Investment, Net Carrying Value | Middle market loans | Geographic Concentration Risk
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Fair market value, trading	$ 9.2	$ 20.3
Concentration risk percentage	14.10%	18.10%